LEASES - Lease liabilities (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Present value of liabilities	R$ 6,851,519	R$ 6,972,915	R$ 6,243,782
Lands and farms
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	12.27%
Maturity (2)	May/2052
Present value of liabilities	R$ 4,041,182
Machinery and equipment
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.19%
Maturity (2)	July/2032
Present value of liabilities	R$ 244,318
Buildings
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	10.75%
Maturity (2)	March/2031
Present value of liabilities	R$ 125,318
Ships and boats
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.25%
Maturity (2)	February/2039
Present value of liabilities	R$ 2,408,213
Vehicles
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.10%
Maturity (2)	November/2028
Present value of liabilities	R$ 32,488